                        SUPPLEMENT DATED JUNE 4, 2001 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-5



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Page 1, column 1 of your prospectus is amended to correct the phone number and address for general information as follows:


For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and

-        required Nationwide forms,


call:           1-866-221-1100
        TDD     1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE
       P.O. BOX 182449
       COLUMBUS, OHIO 43218-2449